Janus Henderson Forty Fund Average Annual Total Returns - Class A C S I N R T Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 1000® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.37%	13.59%	14.59%
Russell 1000® Growth Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.56%	15.32%	18.13%
S&P 500® Index (reflects no deduction for expenses, fees, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	11.26%	10.07%	15.11%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	16.31%	10.64%	15.05%
Class S | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.52%	9.06%	13.34%
Class S | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		13.00%	8.61%	12.46%
Class S | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.87%	11.21%	15.63%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.35%	11.66%	16.11%
Class N | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.43%	11.75%	16.19%
Class R | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.54%	10.93%	15.33%
Class T | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.16%	11.49%	15.92%

[1]	Calculated assuming maximum permitted sales loads.
[2]	The one year return is calculated to include the contingent deferred sales charge.